Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income(Loss) Per Ordinary share (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income		$ 306,930
Net Earnings	$ (5,288)	(2,869,977)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)	(2,869,977)
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income		306,930
Net Earnings		$ 306,930
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted		69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss		$ 306,930
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net Earnings	(5,288)	(2,869,977)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)	(2,869,977)
Redeemable Net Earnings		(306,930)
Non-Redeemable Net Loss	$ (5,288)	$ (3,176,907)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	1	17,250,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (5,288)	$ (0.18)